FEDERAL HOME LOAN BANK ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Ending balance	$ 171,403	$ 155,799
Average balance during the year	167,306	144,258
Maximum month-end balance during the year	$ 179,791	$ 155,799
Average interest rate during the year	1.60%	0.78%
Weighted-average rate at year-end	2.12%	1.24%
Remaining borrowing capacity	$ 2,500
Federal Home Loan Bank Advances [Member] | Minimum [Member]
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Spread over variable rate	0.05%
Federal Home Loan Bank Advances [Member] | Maximum [Member]
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Spread over variable rate	0.16%